Regulatory Capital Requirements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total capital to risk weighted assets:
Total capital to risk weighted assets, Actual Amount	$ 316,314,000	$ 202,578,000
Total capital to risk weighted assets, Actual Ratio ( as a percentage)	13.28%	12.51%
Total capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Amount	$ 190,527,000	$ 129,534,000
Total capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	8.00%	8.00%
Total capital to risk weighted assets, Minimum Amount To Be Well Capitalized Amount	$ 238,159,000	$ 161,917,000
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets, Actual Amount	$ 304,324,000	$ 194,364,000
Tier 1 capital to risk weighted assets, Actual Ratio ( as a percentage)	12.78%	12.00%
Tier 1 capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Amount	$ 142,895,000	$ 97,150,000
Tier 1 capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	6.00%	6.00%
Tier 1 capital to risk weighted assets, Minimum Amount To Be Well Capitalized Amount	$ 190,527,000	$ 129,534,000
Common Equity Tier 1 (CET1) to risk weighted
Common Equity Tier 1 (CET1) to risk weighted, Actual Amount	$ 266,760,000	$ 144,361,000
Common Equity Tier 1 (CET1) to risk weighted, Actual Ratio ( as a percentage)	11.20%	8.92%
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount Required for Adequately Capitalized Amount	$ 107,171,000	$ 72,863,000
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	4.50%	4.50%
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount To Be Well Capitalized Amount	$ 154,803,000	$ 105,246,000
Tier 1 capital to average
Tier 1 capital to average, Actual Amount	$ 304,324,000	$ 194,364,000
Tier 1 capital to average, Actual Ratio ( as a percentage)	10.07%	7.85%
Tier 1 capital to average, Minimum Amount Required for Adequately Capitalized Amount	$ 120,850,000	$ 99,076,000
Tier 1 capital to average, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	4.00%	4.00%
Tier 1 capital to average, Minimum Amount To Be Well Capitalized Amount	$ 151,062,000	$ 123,845,000
Bank
Total capital to risk weighted assets:
Total capital to risk weighted assets, Actual Amount	$ 325,465,000	$ 192,253,000
Total capital to risk weighted assets, Actual Ratio ( as a percentage)	13.61%	11.87%
Total capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Amount	$ 191,267,000	$ 129,537,000
Total capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	8.00%	8.00%
Total capital to risk weighted assets, Minimum Amount To Be Well Capitalized Amount	$ 239,084,000	$ 161,921,000
Total capital to risk weighted assets, Minimum Amount To Be Well Capitalized Ratio (asa percentage)	10.00%	10.00%
Tier 1 capital to risk weighted assets:
Tier 1 capital to risk weighted assets, Actual Amount	$ 313,474,000	$ 184,039,000
Tier 1 capital to risk weighted assets, Actual Ratio ( as a percentage)	13.11%	11.37%
Tier 1 capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Amount	$ 143,450,000	$ 97,153,000
Tier 1 capital to risk weighted assets, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	6.00%	6.00%
Tier 1 capital to risk weighted assets, Minimum Amount To Be Well Capitalized Amount	$ 191,267,000	$ 129,537,000
Tier 1 capital to risk weighted assets, Minimum Amount To Be Well Capitalized Ratio (asa percentage)	8.00%	8.00%
Common Equity Tier 1 (CET1) to risk weighted
Common Equity Tier 1 (CET1) to risk weighted, Actual Amount	$ 313,474,000	$ 184,039,000
Common Equity Tier 1 (CET1) to risk weighted, Actual Ratio ( as a percentage)	13.11%	11.37%
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount Required for Adequately Capitalized Amount	$ 107,588,000	$ 72,864,000
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	4.50%	4.50%
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount To Be Well Capitalized Amount	$ 155,404,000	$ 105,249,000
Common Equity Tier 1 (CET1) to risk weighted, Minimum Amount To Be Well Capitalized Ratio (as a percentage)	6.50%	6.50%
Tier 1 capital to average
Tier 1 capital to average, Actual Amount	$ 313,474,000	$ 184,039,000
Tier 1 capital to average, Actual Ratio ( as a percentage)	10.35%	7.43%
Tier 1 capital to average, Minimum Amount Required for Adequately Capitalized Amount	$ 121,169,000	$ 99,077,000
Tier 1 capital to average, Minimum Amount Required for Adequately Capitalized Ratio ( as a percentage)	4.00%	4.00%
Tier 1 capital to average, Minimum Amount To Be Well Capitalized Amount	$ 151,461,000	$ 123,846,000
Tier 1 capital to average, Minimum Amount To Be Well Capitalized Ratio ( as a percentage)	5.00%	5.00%
Proceeds from Dividends Received	$ 0
Bank | Junior Subordinated Debentures
Tier 1 capital to average
Proceeds from Dividends Received		$ 700,000
Federal Deposit Corporation And Federal Reserve Board | Rules Phased in beginning January 2016
Tier 1 capital to average
Additional capital conservation buffer requirement subsequent years Ratio	2.50%
New capital conservation buffer requirement beginning Ratio	0.625%